Provisions - Additional Information (Detail) $ in Millions	Dec. 31, 2020 ARS ($)
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	$ 551.3
Tax contingencies [member]
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	239.8
Labor contingencies [member]
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	150.8
Administrative and other proceedings [member]
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	$ 160.7